Long-term debt	12 Months Ended
Dec. 31, 2021
Long-term debt
Long-term debt

9.Long term debt

		Word Z		Transcription	HomeTech
	Crown	Promissory	WordZ SBA	Express VTB	VTB Loan
	Capital (a)	note (b)	Loan (b)	Loan (b)	(b)	Total
Balance as at January 1, 2021	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799
Add: current portion	304,746	446,552	214,307	280,531	240,000	1,486,136
	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Interest expense	1,232,349	49,890	—	5,892	—	1,288,131
Accretion expense	347,372	102,462	—	—	61,597	511,431
Interest payment	(1,231,369)	(39,109)	(832)	(5,892)	—	(1,277,202)
Debt repayment	—	(407,443)	(145,129)	(280,531)	(240,000)	(1,073,103)
Foreign exchange translation	34,629	—	—	—	—	34,629
Balance as at December 31, 2021	$11,781,127	$770,103	$114,269	$—	$443,322	$13,108,821
Less: Current portion	(308,892)	(446,552)	(114,269)	—	(240,000)	(1,109,713)
	$11,472,235	$323,551	$—	$—	$203,322	$11,999,108

		Word Z		Transcription
	Crown Capital	Promissory	WordZ SBA	Express VTB	HomeTech
	(a)	note (b)	Loan	Loan (b)	VTB Loan (b)	Total
Balance as at January 1, 2020	$5,964,602	$—	$—	$—	$541,035	$6,505,637
Add: current portion	—	—	—	863,438	240,000	1,103,438
	$5,964,602	$—	$—	$863,438	$781,035	$7,609,075
Debt advancement	4,482,659	915,105	260,230	—	—	5,657,994
Interest expense	1,409,961	50,865	—	84,731	—	1,545,557
Accretion expense	313,112	98,333	—	—	80,690	492,135
Interest payment	(982,969)	—	—	(69,607)	—	(1,052,576)
Debt repayment	—	—	—	(598,031)	(240,000)	(838,031)
Foreign exchange translation	210,781	—	—	—	—	210,781
Balance as at December 31, 2020	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Less: Current portion	(304,746)	(446,552)	(214,307)	(280,531)	(240,000)	(1,486,136)
	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799

a.Crown Capital Funding Partner LP

The Company entered a secured debt facility with Crown Capital Funding Partner LP (“Crown”) with maximum available funds of $11,811,000 (CAD$15,000,000) bearing an interest rate of 10 percent payable quarterly. The loan is secured by a general security agreement covering all assets of the Company. The outstanding principal balance of the loan is repayable on November 28, 2023. On initiation of the debt facility on November 28, 2018, 450,000 common share purchase warrants were issued to Crown. A value of $623,152 (CAD$828,917) was attributed to the 450,000 warrants and was recorded in contributed surplus.

Each warrant is convertible into one common share in the capital of the Company at a price per share equal to CAD$2.06 until November 28, 2023. In addition, in lieu of payment of the debt facility origination fee, the Company issued 106,383 common shares to Crown at a deemed price of CAD$2.80 which was equal to the 20-day volume weighted trading price on the trading day immediately preceding November 28, 2018. A value of $225,530 (CAD$300,000) was attributed to the 106,383 common shares and has been included in capital stock. During 2018, the Company had drawn $6,548,461(CAD$8,935,000) of the available facility.

In March 2020, in connection with the acquisition of ASC and WordZ (note 4), the Company borrowed the remaining $4,566,945 (CAD$6,065,000) of the available facility. The fair value of this drawdown was $4,482,659 at March 2020. As part of this transaction, the Company and Crown entered into an amendment to the Debt Facility, pursuant to which 450,000 new common share purchase warrants were issued to Crown and previously issued 450,000 common share purchase warrants were concurrently cancelled. The new warrants reflect a price per Share equal to CAD$2.06 until expiry on November 28, 2023. As a result of this modification, the Company recorded $84,287 (CAD$111,387) reflecting the incremental fair value of the warrant associated with the amendment as a reduction in the carrying value of the note payable. Additionally, the Company incurred fees of $354,330 (CAD$450,000) associated with establishing the amended debt facility which are recorded as a reduction in the carrying value of the note payable. These fees were added to the long-term payable of the Company’s outstanding principal. These fees accrue interest at 10 percent and repayment is due on November 28, 2023, together with the balance outstanding on the debt facility. During the year ended December 31, 2021, the Company recorded interest expense of $1,232,349 (2020 - $1,409,961).

The difference between the face value and ascribed value of the Crown Capital note payable is being accreted over the remaining life of the debt facility. Corresponding transaction costs were netted against the face value of the debt facility and are recognized as accretion and other financing expense over the term of the loan. During the year ended December 31, 2021, there was $347,372 recorded as accretion and other financing expense related to the note payable in the consolidated statements of loss and comprehensive loss (December 30, 2020 – $313,112 and 2019 - $201,052).

The Company received a waiver from Crown in March 2021 to remove the Fixed Charge Coverage Ratio covenant for all four quarters of 2021. In addition, the Company received a second waiver from Crown to remove the Fixed Charge Coverage Ratio covenant for the first three quarters of 2022. The Company received a third waiver in August 2021, to remove the Net Debt to EBITDA Ratio for the remainder of fiscal 2021. As a result, there are no covenants applicable to the Crown debt facility as of December 31, 2021.  Subsequent to year end, the Company obtained a further amendment and waiver to the debt facility (note 25).

b.Unsecured Promissory Notes

Unsecured promissory notes have been issued to the former owners of acquired companies. As part of the acquisition of Transcription Express, the Company issued an unsecured promissory note to the former owners of Transcription Express with a face value of $1,666,227, bearing interest at 10% per annum. During the year ended December 31, 2019, the terms of the Transcription Express unsecured promissory note were amended with the principal and accrued interest to be paid monthly beginning on July 31, 2019 to the period ended April 30, 2021. As at December 31, 2021, this unsecured promissory note has been paid in full.

As part of the acquisition of HomeTech, the Company issued an unsecured interest-free promissory note to the former owners of HomeTech with a face value of $1,200,000, to be paid monthly for 60 months in equal installments of $20,000 beginning February 25, 2019 to the period ending January 25, 2024. The Company recorded the unsecured promissory note by discounting the principal amounts due using a market annual interest rate of 12%. The difference between the present value and the face value is being accreted over the term of the unsecured promissory notes

An additional note was issued to the former owners of WordZ with a face value of $1,200,000 bearing interest at 5% to be paid quarterly for 36 months beginning January 5, 2021 to the period ending October 5, 2023. The fair value of the unsecured promissory notes were determined on a market annual interest rate of 12%. The difference between the face value and the ascribed value of the notes is being accreted over life of the notes.

c.Convertible Notes

On November 28, 2018, the Company issued unsecured convertible notes with a face value of $1,000 bearing interest at a rate of 10% per annum for gross proceeds of $3,717,934 (CAD $4,954,988) maturing in five years after issuance. The principal amount of the convertible debt is convertible, at the option of the holder, into common shares at a conversion price of CAD $2.82 per share.

On December 20, 2018, the Company issued unsecured convertible notes with a face value of $1,000 bearing interest at a rate of 10% per annum for gross proceeds of $1,150,000 (CAD $1,551,925) maturing in five years after issuance. The principal amount of the convertible debt is convertible, at the option of the holder, into common shares at a conversion price of CAD $2.72 per share. On May 7, 2019, the Company issued unsecured convertible notes with a face value of $1,000 bearing interest at a rate of 10%per annum for gross proceeds of $1,925,000 (CAD $2,594,016) maturing in five years after issuance.  The principal amount of the convertible debt is convertible, at the option of the holder, into common shares at a conversion price of CAD  $2.70 per share.

During the year ended December 31, 2020, the Company entered into agreements (the “Amending Agreements”) with the holders of unsecured convertible notes (each, a “Note”) in the aggregate principal amount of approximately $6,792,934, granting the holders of such Notes (each a “Noteholder”) the option to convert the principal and the aggregate interest payable on their Notes from the date of issuance to the maturity date (the “Total Interest Payable”) into shares at a conversion price of CAD$2.18 per Share (the “Conversion Option”). The modification of the convertible notes resulted in in a charge of $1,497,804 reflecting the incremental fair value of the reduced exercise price. This charge was recorded as a loss on repayment of long-term debt in the consolidated statements of loss and comprehensive loss.

Concurrent with their entry into the Amending Agreements, Noteholders holding all of the outstanding Notes exercised the Conversion Option during the year ended December 31, 2020. As a result of the exercise of the Conversion Option, the Company recognized $3,503,797 in interest expense reflecting interest charges from the date of the conversion through the maturity date. For the year ended December 31, 2020, the Company recognized a loss of $1,308,440 on the revaluation of the conversion feature liability.

The Corporation issued 6,785,651 common shares to settle its outstanding Notes having an aggregate principal amount of $6,871,003, total interest payable of $4,296,999, and a loss on revaluation of conversion feature liability to the date of exercise of $1,260,360 for a total amount of $12,428,362 credited to share capital of the Company. The amount is nil for convertible notes at December 31, 2021, December 31, 2020 and December 31, 2019.

The minimum remaining principal repayments of debt under all agreements are as follows:

	Crown	wordZ promissory		HomeTech
	Capital	note	wordZ SBA Loan	VTB loan	Total
2022	$—	$400,000	$114,269	$240,000	$754,269
2023	12,165,330	400,000	—	240,000	12,805,330
2024	—	—	—	20,000	20,000
	$12,165,330	$800,000	$114,269	$500,000	$13,579,599